Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following tables contain the Partnership’s total revenue for the three and six ended June 30, 2019 and 2018, by contract type and by segment.

	Three Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	133,684	—	2,369	136,053
Voyage charters	—	8,858	—	8,858
Bareboat charters	6,129	—	—	6,129
Management fees and other income	2,020	—	—	2,020
	141,833	8,858	2,369	153,060

	Three Months Ended June 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	96,857	—	4,316	101,173
Voyage charters	—	6,767	5,719	12,486
Bareboat charters	5,734	—	—	5,734
Management fees and other income	2,814	—	108	2,922
	105,405	6,767	10,143	122,315

	Six Months Ended June 30, 2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	264,459	—	5,131	269,590
Voyage charters	—	18,018	—	18,018
Bareboat charters	12,191	—	—	12,191
Management fees and other income	3,005	—	—	3,005
	279,655	18,018	5,131	302,804

	Six Months Ended June 30, 2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Time charters	190,316	—	9,714	200,030
Voyage charters	—	10,390	10,470	20,860
Bareboat charters	11,111	—	—	11,111
Management fees and other income	5,404	—	216	5,620
	206,831	10,390	20,400	237,621

The following table contains the Partnership’s total revenue for the three months and six months ended June 30, 2019 and 2018, by contracts or components of contracts accounted for as leases and those not accounted for as leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	131,062	105,465	260,822	204,282
Interest income on lease receivables	12,969	9,954	25,763	19,914
Variable lease payments - cost reimbursements(1)	1,295	—	1,975	—
Variable lease payments - other(2)	—	(150)	—	(459)
	145,326	115,269	288,560	223,737
Non-lease revenue
Non-lease revenue - related to sales type or direct financing leases	5,714	4,124	11,239	8,264
Management fees and other income	2,020	2,922	3,005	5,620
	7,734	7,046	14,244	13,884
Total	153,060	122,315	302,804	237,621

(1)
Reimbursements for vessel operating expenditures and dry-docking expenditures received from the Partnership's customers relating to such costs incurred by the Partnership to operate the vessel for the customer pursuant to charters accounted for as operating leases.

(2)
Payments to charterer from time-charter contracts based on the base daily hire amount in excess of spot market rates.

Direct Financing Lease, Lease Income [Table Text Block]	The following table lists the components of the Partnership's net investments in direct financing leases:

	June 30, 2019 $	December 31, 2018 $
Total minimum lease payments to be received	865,333	897,130
Estimated unguaranteed residual value of leased properties	291,098	291,098
Initial direct costs	312	329
Less unearned revenue	(592,058)	(613,394)
Total net investments in direct financing leases	564,685	575,163
Less current portion	(13,082)	(12,635)
Net investments in direct financing leases	551,603	562,528